Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	$ 2,075,951	$ 2,732,866
Total deferred tax liabilities	2,075,951	2,732,866
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,075,951)	(2,732,866)
Net deferred tax liabilities	$ 0	$ 0